Balance Sheet Components - Schedule of Other Current Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Other Current Liabilities [Line Items]
Employee related payroll taxes and payables	$ 674	$ 48
Accrued expenses and fees	83	119
Electronic design automation liabilities	40	35
Trade payables	26	82
Customer deposits	$ 7	$ 7
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total other current liabilities	Total other current liabilities
Finance lease liabilities	$ 5	$ 2
Total other current liabilities	835	293
Related Party
Other Current Liabilities [Line Items]
Trade payables	7	17
Total other current liabilities	$ 7	$ 17